Financial Assets at Fair Value through Other Comprehensive Income Noncurrent	12 Months Ended
Dec. 31, 2020
Noncurrent Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Financial Assets at Fair Value through Other Comprehensive Income Noncurrent
9.	FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - NONCURRENT

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Domestic investments
Listed stocks	$2,454	$2,754
Non-listed stocks	4,566	4,325
Foreign investments
Non-listed stocks	134	114
	$7,154	$7,193

The Company holds the above foreign and domestic stocks for medium to long-term strategic purposes and expects to profit from long-term investment.  Accordingly, the management elected to designate these investments in equity instruments at FVOCI as they believe that recognizing short-term fair value fluctuations of these investments in profit or loss is not consistent with the Company’s strategy of holding these investments for long-term purposes.

The Company holds Powtec Electro Chemical Corporation (“Powtec”) as financial assets at FVOCI.  The Board of Directors of Powtec resolved in February 2020 to file a petition with court for the declaration of its bankruptcy which was adjudged by the court in April 2020.  The Company evaluated and determined the fair value of such investment was nil after its declaration of bankruptcy and recognized related loss in the consolidated statements of comprehensive income for the year ended December 31, 2019.

The Company disposed a portion of its investment in China Airlines, Ltd. at fair value of $568 million in December 2020.  As of December 31, 2020, the settlement of funds/securities amounting to $270 million had not been completed.  The related unrealized gain on investments in equity instruments at fair value through other comprehensive income of $17 million was transferred from other equity to retained earnings upon the aforementioned disposal.

The Company recognized dividend income of $396 million, $296 million and $246 million for the years ended December 31, 2018, 2019 and 2020, respectively, from the investments still held on December 31, 2018, 2019 and 2020.